APPENDIX I.       U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                             Please print or type.

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1. Name and address of issuer:

   Freedom Mutual Fund
   One Beacon Street
   Boston, MA  02108

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2. Name of each series or class of funds for which this notice is filed:

   Freedom Cash Management Fund
   Freedom Government Securities Fund


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3. Investment Company Act File Number: 811-3126


   Securities Act File Number:  2-70863

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4. Last day of fiscal year for which this notice is filed: 12/31


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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

     N/A                                                                 [  ]

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6. Date  of  termination  of  issuer's  declaration  under  rule 24f-2(a)(1), if applicable (see Instruction A.6):

     N/A

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7. Number and amount of  securities  of the same class or series  which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     N/A
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8. Number  and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


     N/A
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9. Number and aggregate sale price of securities sold during the fiscal year:

Freedom Cash Management                       5,625,299,385       5,625,299,385
Freedom Government Securities Fund            1,074,349,268       1,074,349,268

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Freedom Cash Management Fund                  5,556,198,753       5,556,198,753
Freedom Government Securities                 1,060,548,970       1,060,548,970

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11. Number and aggregate sale price of securities  issued during the fiscal year
    in  connection   with  divided   reinvestment   plans,  if  applicable  (see
    Instruction B.7):

     DRP included in calculation for item #9

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12. Calculation of registration fee:

    (i)   Aggregate  sale  price of  securities sold during
          the fiscal  year in  reliance on rule 24f-2 (from
          Item 10):                                             $6,616,747,723
                                                                --------------

    (ii)  Aggregate  price  of shares issued in  connection
          with  divided  reinvestment plans (from Item  11,
          if applicable):                                       +   82,900,930
                                                                --------------

    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):               -6,416,446,321
                                                                --------------

    (iv)  Aggregate price of shares redeemed or repurchased
          and  previously  applied as a reduction to filing
          fees pursuant to rule 24e-2 (if applicable):          +
                                                                --------------

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus
          line (iv)] (if applicable):                              283,202,332
                                                                --------------

    (vi)  Multiplier  prescribed  by  Section  6(b)  of the
          Securities  Act  of  1933 or other applicable law
          or regulation (see Instruction C.6):                  x     .01/33
                                                                --------------

    (vii) Fee due [line (i) or line (v) multiplied by  line
          (vi)]:                                                     85,818.89
                                                                ==============
Instruction: Issuers should complete lines (ii),  (iii),  (iv),  and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13. Check box if fees are being remitted to the Commission's  lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                             [X]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

               2/24/97
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                                   SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*      /s/ Darlene Rego
                              -----------------------------------------
                                   Darlene Rego, Treasurer
                              -----------------------------------------

Date 02/20/97
      ---------------------------

  *Please print the name and title of the signing officer below the signature.
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